PGIM ESG Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 99.2%
Asset-Backed Securities 20.2%
Automobiles 0.4%
Avis Budget Rental Car Funding AESOP LLC, Series 2022-01A, Class A, 144A	3.830%	08/21/28		100	$92,831
Collateralized Loan Obligations 19.1%
Anchorage Capital Europe CLO DAC (Ireland), Series 1A, Class A2R, 144A	1.000	01/15/31	EUR	460	470,139
Ballyrock CLO Ltd. (Cayman Islands), Series 2020-02A, Class A1R, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 1.010%)	6.598(c)	10/20/31		250	247,433
Battalion CLO Ltd. (Cayman Islands), Series 2018-12A, Class A1, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)	6.400(c)	05/17/31		500	496,256
Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2017-12A, Class A1R, 144A, 3 Month SOFR + 1.212% (Cap N/A, Floor 0.950%)	6.520(c)	10/15/30		224	222,737
Broad River BSL Funding CLO Ltd. (Cayman Islands), Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	6.758(c)	07/20/34		535	525,905
Carlyle US CLO Ltd. (Cayman Islands), Series 2019-01A, Class A1AR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)	6.668(c)	04/20/31		250	248,459
CVC Cordatus Loan Fund DAC (Ireland), Series 23A, Class B1, 144A, 3 Month EURIBOR + 2.300% (Cap N/A, Floor 2.300%)	6.021(c)	04/25/36	EUR	250	270,151
Jubilee CLO DAC (Ireland), Series 2016-17A, Class B1RR, 144A, 3 Month EURIBOR + 1.280% (Cap N/A, Floor 1.280%)	4.943(c)	04/15/31	EUR	250	263,306
KKR CLO Ltd. (Cayman Islands), Series 18, Class AR, 144A, 3 Month SOFR + 1.202% (Cap N/A, Floor 0.940%)	6.512(c)	07/18/30		395	392,877
Medalist Partners Corporate Finance CLO Ltd. (Cayman Islands),
Series 2021-01A, Class A1A, 144A, 3 Month SOFR + 1.492% (Cap N/A, Floor 1.230%) (original cost $250,000; purchased 10/08/21)(f)	6.818(c)	10/20/34		250	242,721
Series 2021-01A, Class A2, 144A, 3 Month SOFR + 2.112% (Cap N/A, Floor 1.850%) (original cost $250,000; purchased 10/08/21)(f)	7.438(c)	10/20/34		250	244,543

PGIM ESG Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
MidOcean Credit CLO (Cayman Islands),
Series 2019-10A, Class A1R, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 1.230%)	6.837%(c)	10/23/34	250	$245,783
Series 2019-10A, Class BR, 144A, 3 Month LIBOR + 1.900% (Cap N/A, Floor 1.900%)	7.507(c)	10/23/34	250	239,889

Mountain View CLO Ltd. (Cayman Islands), Series 2019-01A, Class BR, 144A, 3 Month SOFR + 2.112% (Cap N/A, Floor 1.850%)	7.420(c)	10/15/34	250	243,500
				4,353,699
Consumer Loans 0.7%
Lendmark Funding Trust, Series 2021-02A, Class C, 144A	3.090	04/20/32	100	80,829
OneMain Financial Issuance Trust, Series 2021-01A, Class B, 144A	1.950	06/16/36	100	83,620
				164,449

Total Asset-Backed Securities (cost $4,748,828)				4,610,979
Commercial Mortgage-Backed Securities 10.4%
BANK, Series 2020-BN25, Class A4	2.399	01/15/63	600	506,909
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE04, Class E, 144A, 1 Month SOFR + 2.197% (Cap N/A, Floor 2.150%)	7.419(c)	05/15/36	100	98,673
Credit Suisse Mortgage Trust, Series 2016-NXSR, Class A4	3.795(cc)	12/15/49	500	463,134
CSAIL Commercial Mortgage Trust, Series 2020-C19, Class A2	2.320	03/15/53	600	495,699
FHLMC Multifamily Structured Pass-Through Certificates, Series K057, Class X1, IO	1.165(cc)	07/25/26	5,513	145,807
GS Mortgage Securities Trust, Series 2017-GS06, Class A2	3.164	05/10/50	286	264,014
Morgan Stanley Capital I Trust, Series 2021-L07, Class A4	2.322	10/15/54	500	400,218

Total Commercial Mortgage-Backed Securities (cost $2,821,603)				2,374,454

PGIM ESG Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds 43.4%
Aerospace & Defense 0.9%
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	7.875%	04/15/27	200	$199,250
Airlines 0.7%
Delta Air Lines, Inc./SkyMiles IP Ltd., Sr. Sec’d. Notes, 144A	4.750	10/20/28	95	92,016
Southwest Airlines Co., Sr. Unsec’d. Notes	5.125	06/15/27	55	54,854
				146,870
Auto Manufacturers 0.9%
Ford Motor Co.,
Sr. Unsec’d. Notes	3.250	02/12/32	25	19,755
Sr. Unsec’d. Notes	5.291	12/08/46	165	136,075

General Motors Co., Sr. Unsec’d. Notes	6.250	10/02/43	60	58,961
				214,791
Banks 12.1%
Bank Gospodarstwa Krajowego (Poland), Gov’t. Gtd. Notes, 144A, MTN	5.375	05/22/33	200	199,500
Bank of America Corp.,
Sr. Unsec’d. Notes	5.202(ff)	04/25/29	130	129,074
Sr. Unsec’d. Notes, MTN	3.194(ff)	07/23/30	310	274,586

BNP Paribas SA (France), Sr. Unsec’d. Notes, 144A	1.323(ff)	01/13/27	200	179,059
Citigroup, Inc.,
Sr. Unsec’d. Notes	2.666(ff)	01/29/31	270	228,547
Sub. Notes	6.174(ff)	05/25/34	15	15,218

Fifth Third Bancorp, Sr. Unsec’d. Notes	6.339(ff)	07/27/29	20	20,369
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	4.223(ff)	05/01/29	300	284,476
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)	125	118,125
Sr. Unsec’d. Notes	2.739(ff)	10/15/30	320	277,656

Mizuho Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	5.778(ff)	07/06/29	200	200,859
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	2.699(ff)	01/22/31	380	323,454

PGIM ESG Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Banks (cont’d.)
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes	5.582%(ff)	06/12/29		40	$40,063
Sr. Unsec’d. Notes	5.812(ff)	06/12/26		45	45,058

Societe Generale SA (France), Sr. Unsec’d. Notes, 144A	1.488(ff)	12/14/26		200	178,672
Toronto-Dominion Bank (The) (Canada), Sr. Unsec’d. Notes	5.532	07/17/26		140	140,527
Truist Financial Corp., Sr. Unsec’d. Notes, MTN	5.867(ff)	06/08/34		35	35,297
U.S. Bancorp, Sr. Unsec’d. Notes	5.836(ff)	06/12/34		70	70,998
					2,761,538
Biotechnology 0.4%
Amgen, Inc., Sr. Unsec’d. Notes	5.600	03/02/43		80	79,558
Building Materials 0.9%
Owens Corning, Sr. Unsec’d. Notes	3.950	08/15/29		220	205,952
Commercial Services 2.4%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, Sr. Sec’d. Notes, 144A	4.625	06/01/28		200	170,000
ERAC USA Finance LLC,
Gtd. Notes, 144A	4.200	11/01/46		75	62,611
Gtd. Notes, 144A	4.900	05/01/33		20	19,687

Massachusetts Institute of Technology, Unsec’d. Notes	3.885	07/01/2116		100	75,777
Nexi SpA (Italy), Sr. Unsec’d. Notes	2.125	04/30/29	EUR	100	94,557
Trustees of Boston University, Sec’d. Notes, Series CC	4.061	10/01/48		100	86,675
University of Southern California, Sr. Unsec’d. Notes	4.976	10/01/53		34	34,327
					543,634

PGIM ESG Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Computers 0.1%
NCR Corp., Gtd. Notes, 144A	6.125%	09/01/29	25	$25,408
Diversified Financial Services 0.4%
Nationstar Mortgage Holdings, Inc., Gtd. Notes, 144A	5.500	08/15/28	60	54,395
OneMain Finance Corp., Gtd. Notes	3.875	09/15/28	50	41,156
				95,551
Electric 3.6%
AEP Texas, Inc., Sr. Unsec’d. Notes	5.400	06/01/33	70	70,060
Avangrid, Inc., Sr. Unsec’d. Notes	3.200	04/15/25	115	109,826
Instituto Costarricense de Electricidad (Costa Rica), Sr. Unsec’d. Notes, 144A	6.750	10/07/31	200	195,554
Kallpa Generacion SA (Peru), Sr. Unsec’d. Notes, 144A	4.875	05/24/26	200	192,594
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes, 144A	4.300	05/15/28	115	112,449
PECO Energy Co., First Mortgage	4.900	06/15/33	135	134,273
				814,756
Electronics 0.1%
Likewize Corp., Sr. Sec’d. Notes, 144A (original cost $25,063; purchased 04/12/22)(f)	9.750	10/15/25	25	24,190
Engineering & Construction 0.8%
Mexico City Airport Trust (Mexico), Sr. Sec’d. Notes, 144A	3.875	04/30/28	200	186,600
Entertainment 0.1%
Warnermedia Holdings, Inc.,
Gtd. Notes	5.050	03/15/42	15	12,497
Gtd. Notes	5.141	03/15/52	15	12,153
				24,650

PGIM ESG Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Foods 0.5%
Bellis Finco PLC (United Kingdom), Gtd. Notes	4.000%	02/16/27	GBP	100	$98,658
Lamb Weston Holdings, Inc., Gtd. Notes, 144A	4.375	01/31/32		25	22,003
					120,661
Gas 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	5.750	05/20/27		55	50,234
Healthcare-Services 2.4%
Dartmouth-Hitchcock Health, Sec’d. Notes, Series B	4.178	08/01/48		100	79,558
HCA, Inc., Gtd. Notes	5.375	02/01/25		110	109,357
MyMichigan Health, Sec’d. Notes, Series 2020	3.409	06/01/50		100	69,878
Nationwide Children’s Hospital, Inc., Unsec’d. Notes	4.556	11/01/52		30	27,627
Queen’s Health Systems (The), Sec’d. Notes	4.810	07/01/52		25	23,450
Sutter Health, Unsec’d. Notes	5.164	08/15/33		19	18,917
Tenet Healthcare Corp., Sr. Sec’d. Notes	4.375	01/15/30		50	44,618
Texas Health Resources, Sr. Unsec’d. Notes	2.328	11/15/50		100	58,028
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	5.200	04/15/63		120	117,884
					549,317
Home Builders 1.2%
Beazer Homes USA, Inc., Gtd. Notes	7.250	10/15/29		110	108,199
M/I Homes, Inc., Gtd. Notes	3.950	02/15/30		85	74,109
Taylor Morrison Communities, Inc., Sr. Unsec’d. Notes, 144A	5.125	08/01/30		105	98,027
					280,335

PGIM ESG Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Housewares 0.3%
Scotts Miracle-Gro Co. (The), Gtd. Notes	4.375%	02/01/32	85	$69,187
Insurance 0.9%
Corebridge Financial, Inc., Sr. Unsec’d. Notes	4.400	04/05/52	40	31,999
Liberty Mutual Group, Inc., Gtd. Notes, 144A	5.500	06/15/52	30	28,201
MetLife, Inc., Sr. Unsec’d. Notes	5.250	01/15/54	15	14,608
Principal Life Global Funding II, Sec’d. Notes, 144A, MTN	5.500	06/28/28	120	119,159
				193,967
Iron/Steel 0.3%
Steel Dynamics, Inc., Sr. Unsec’d. Notes	3.250	01/15/31	90	78,365
Lodging 0.1%
Hyatt Hotels Corp., Sr. Unsec’d. Notes	5.750	01/30/27	10	10,038
Marriott International, Inc., Sr. Unsec’d. Notes	4.900	04/15/29	10	9,804
				19,842
Media 1.7%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	4.250	01/15/34	50	38,386
Sr. Unsec’d. Notes, 144A	4.500	06/01/33	215	170,280

Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	3.900	06/01/52	60	39,265
Cox Communications, Inc., Gtd. Notes, 144A	5.450	09/15/28	55	54,979
Discovery Communications LLC, Gtd. Notes	5.300	05/15/49	45	37,199
DISH DBS Corp., Gtd. Notes	7.750	07/01/26	55	35,576
				375,685

PGIM ESG Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas 2.6%
Aker BP ASA (Norway),
Gtd. Notes, 144A	3.100%	07/15/31	200	$165,112
Sr. Unsec’d. Notes, 144A	3.750	01/15/30	230	204,491
BP Capital Markets America, Inc.,
Gtd. Notes	4.812	02/13/33	100	98,370
Gtd. Notes	4.893	09/11/33	40	39,524

Chesapeake Energy Corp., Gtd. Notes, 144A (original cost $85,555; purchased 09/30/21)(f)	5.875	02/01/29	80	76,504
				584,001
Packaging & Containers 0.4%
Ball Corp., Gtd. Notes	6.000	06/15/29	50	50,000
Owens-Brockway Glass Container, Inc., Gtd. Notes, 144A	6.625	05/13/27	45	44,832
				94,832
Pharmaceuticals 1.0%
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	02/15/29	25	11,469
Gtd. Notes, 144A	5.250	01/30/30	25	11,250
Gtd. Notes, 144A	5.250	02/15/31	165	74,250

CVS Health Corp., Sr. Unsec’d. Notes	5.125	02/21/30	85	84,567
Viatris, Inc., Gtd. Notes	3.850	06/22/40	60	42,571
				224,107
Pipelines 0.6%
ONEOK, Inc., Gtd. Notes	4.450	09/01/49	140	107,111
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	5.400	03/02/26	30	30,071
				137,182

PGIM ESG Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Real Estate 0.8%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada), Sr. Unsec’d. Notes, 144A	3.875%	03/20/27	200	$184,932
Real Estate Investment Trusts (REITs) 2.2%
Crown Castle, Inc., Sr. Unsec’d. Notes	4.800	09/01/28	115	112,234
Diversified Healthcare Trust, Gtd. Notes	4.375	03/01/31	140	102,087
Host Hotels & Resorts LP, Sr. Unsec’d. Notes, Series J	2.900	12/15/31	25	19,815
Sun Communities Operating LP, Gtd. Notes	4.200	04/15/32	70	61,710
Welltower OP LLC, Gtd. Notes	3.100	01/15/30	125	109,381
Weyerhaeuser Co., Sr. Unsec’d. Notes	4.000	04/15/30	110	101,377
				506,604
Retail 0.3%
Advance Auto Parts, Inc., Gtd. Notes	5.900	03/09/26	10	10,005
O’Reilly Automotive, Inc., Sr. Unsec’d. Notes	4.200	04/01/30	15	14,142
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes, 144A	5.000	06/01/31	60	51,557
				75,704
Semiconductors 0.4%
Broadcom, Inc., Sr. Unsec’d. Notes, 144A	3.137	11/15/35	90	69,074
Intel Corp., Sr. Unsec’d. Notes	5.900	02/10/63	15	15,504
				84,578

PGIM ESG Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Software 0.4%
Autodesk, Inc., Sr. Unsec’d. Notes	2.400%	12/15/31		90	$73,860
Oracle Corp., Sr. Unsec’d. Notes	5.550	02/06/53		15	14,387
					88,247
Telecommunications 3.5%
AT&T, Inc., Sr. Unsec’d. Notes	5.400	02/15/34		160	157,406
TalkTalk Telecom Group Ltd. (United Kingdom), Gtd. Notes	3.875	02/20/25	GBP	100	106,839
T-Mobile USA, Inc., Gtd. Notes	4.375	04/15/40		155	136,794
Verizon Communications, Inc., Sr. Unsec’d. Notes	1.500	09/18/30		375	295,365
Vmed O2 UK Financing I PLC (United Kingdom), Sr. Sec’d. Notes	4.500	07/15/31	GBP	100	101,691
					798,095
Trucking & Leasing 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	5.750	05/24/26		40	39,819

Total Corporate Bonds (cost $11,389,948)					9,878,442
Municipal Bonds 1.4%
Indiana 0.3%
Indiana Finance Authority, Taxable, Revenue Bonds	3.051	01/01/51		80	59,675
Michigan 0.2%
Michigan State University, Taxable, Revenue Bonds, Series A	4.165	08/15/2122		25	19,212
University of Michigan, Taxable, Revenue Bonds, Series A	4.454	04/01/2122		40	33,739
					52,951

PGIM ESG Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Minnesota 0.1%
University of Minnesota, Taxable, Revenue Bonds	4.048%	04/01/52	25	$21,456
Missouri 0.3%
Health & Educational Facilities Authority of the State of Missouri, Taxable, Revenue Bonds, Series A	3.229	05/15/50	100	75,309
Virginia 0.5%
University of Virginia, Taxable, Revenue Bonds, Series A	3.227	09/01/2119	165	99,983

Total Municipal Bonds (cost $444,872)				309,374
Residential Mortgage-Backed Security 1.1%
FHLMC Structured Agency Credit Risk REMIC Trust, Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%) (cost $250,402)	7.169(c)	09/25/41	250	245,000
U.S. Government Agency Obligations 17.4%
Federal Home Loan Mortgage Corp.	3.000	01/01/52	229	200,939
Federal Home Loan Mortgage Corp.	5.000	06/01/52	99	96,692
Federal Home Loan Mortgage Corp.	5.000	09/01/52	970	947,868
Federal Home Loan Mortgage Corp.	5.500	07/01/52	164	163,407
Federal National Mortgage Assoc.	2.000	11/01/50	244	198,730
Federal National Mortgage Assoc.	2.000	11/01/51	61	49,876
Federal National Mortgage Assoc.	2.500	TBA	250	210,640
Federal National Mortgage Assoc.	3.000	03/01/52	230	201,082
Federal National Mortgage Assoc.	3.500	04/01/52	231	208,932
Federal National Mortgage Assoc.	4.000	04/01/52	225	209,937
Federal National Mortgage Assoc.	4.000	06/01/52	245	229,134
Federal National Mortgage Assoc.	4.500	06/01/52	629	602,413
Federal National Mortgage Assoc.	6.000	11/01/52	57	57,662
Federal National Mortgage Assoc.	6.000	12/01/52	109	110,111
Federal National Mortgage Assoc.	6.500	06/01/53	27	27,604
Government National Mortgage Assoc.	3.000	08/20/51	275	245,145
Government National Mortgage Assoc.	3.500	12/20/51	232	213,747

Total U.S. Government Agency Obligations (cost $4,065,948)				3,973,919

PGIM ESG Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations 5.3%
U.S. Treasury Bonds(k)	1.750%	08/15/41	1,455	$1,003,495
U.S. Treasury Strips Coupon	2.154(s)	05/15/43	455	192,486

Total U.S. Treasury Obligations (cost $1,651,499)				1,195,981

Total Long-Term Investments (cost $25,373,100)				22,588,149

	Shares
Short-Term Investment 1.4%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (cost $314,678)(wj)	314,678	314,678

TOTAL INVESTMENTS 100.6% (cost $25,687,778)		22,902,827
Liabilities in excess of other assets(z) (0.6)%		(131,237)

Net Assets 100.0%		$22,771,590

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

EUR—Euro
GBP—British Pound

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
BNYM—Bank of New York Mellon
BOA—Bank of America, N.A.
CDX—Credit Derivative Index
CLO—Collateralized Loan Obligation
DAC—Designated Activity Company
EURIBOR—Euro Interbank Offered Rate
FHLMC—Federal Home Loan Mortgage Corporation
GMTN—Global Medium Term Note
GSI—Goldman Sachs International
IO—Interest Only (Principal amount represents notional)
JPM—JPMorgan Chase Bank N.A.
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
MTN—Medium Term Note
OTC—Over-the-counter
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust

PGIM ESG Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
SSB—State Street Bank & Trust Company
T—Swap payment upon termination
TBA—To Be Announced
USOIS—United States Overnight Index Swap

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2023.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of July 31, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $610,618. The aggregate value of $587,958 is 2.6% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wj)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Forward Commitment Contract:
U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#		Value
Federal National Mortgage Assoc. (proceeds receivable $489,180)	5.000%	TBA	09/14/23	$(500)	$(488,574)

Futures contracts outstanding at July 31, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
7	2 Year U.S. Treasury Notes	Sep. 2023	$1,421,219	$(617)
5	10 Year U.S. Treasury Notes	Sep. 2023	557,031	(14,600)
3	20 Year U.S. Treasury Bonds	Sep. 2023	373,312	(6,286)
1	30 Year U.S. Ultra Treasury Bonds	Sep. 2023	132,219	(4,095)
				(25,598)
Short Positions:
1	5 Year Euro-Bobl	Sep. 2023	127,421	1,542
3	5 Year U.S. Treasury Notes	Sep. 2023	320,461	325

PGIM ESG Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Futures contracts outstanding at July 31, 2023 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
5	10 Year U.S. Ultra Treasury Notes	Sep. 2023	$584,922	$14,735
1	Euro Schatz Index	Sep. 2023	115,502	769
				17,371
				$(8,227)
Forward foreign currency exchange contracts outstanding at July 31, 2023:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 08/02/23	SSB	GBP	281	$361,678	$361,119	$—	$(559)
Euro,
Expiring 08/02/23	BNYM	EUR	1,065	1,174,585	1,171,607	—	(2,978)
Expiring 08/02/23	BNYM	EUR	25	27,124	27,013	—	(111)
				$1,563,387	$1,559,739	—	(3,648)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 08/02/23	BOA	GBP	263	$334,230	$337,456	$—	$(3,226)
Expiring 08/02/23	BOA	GBP	18	23,412	23,664	—	(252)
Expiring 09/05/23	SSB	GBP	281	361,723	361,178	545	—
Euro,
Expiring 08/02/23	BNYM	EUR	27	29,268	29,457	—	(189)
Expiring 08/02/23	SSB	EUR	1,063	1,162,718	1,169,163	—	(6,445)
Expiring 09/05/23	BNYM	EUR	1,065	1,176,511	1,173,667	2,844	—
				$3,087,862	$3,094,585	3,389	(10,112)
						$3,389	$(13,760)

PGIM ESG Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Credit default swap agreement outstanding at July 31, 2023:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at July 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.40.V1	06/20/33	1.000%(Q)	513	$9,078	$915	$(8,163)
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

PGIM ESG Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2023:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
GBP	310	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 4.930%	$(4,295)	$46,773	$51,068
	1,278	03/10/25	5.088%(A)	1 Day SOFR(2)(A)/ 5.310%	—	1,263	1,263
					$(4,295)	$48,036	$52,331

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at July 31, 2023:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Total Return Benchmark Bond Index(T)††	1 Day USOIS -50bps(T)/ 4.830%	GSI	09/20/23	(386)	$(5,788)	$—	$(5,788)
U.S. Treasury Bond(T)	1 Day USOIS +13bps(T)/ 5.460%	JPM	08/10/23	500	(27,017)	—	(27,017)
U.S. Treasury Bond(T)	1 Day USOIS +13bps(T)/ 5.460%	JPM	08/17/23	845	(16,021)	—	(16,021)
					$(48,826)	$—	$(48,826)
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
††	See the table below for the swap constituents. To the extent that any swap is composed of greater than 50 constituents, the Fund is only required to disclose the top 50.
The following table represents the top 50 individual positions and related values of underlying securities of Total Return Benchmark Bond Index total return swap with GSI, as of July 31, 2023, termination date 09/20/2023:
Corporate Bond:
Reference Entity	Shares	Market Value	% of Total Index Value
Bank of America Corp.	40,319,400	$ 31,427,979	7.18%
Wells Fargo & Co.	34,230,900	25,350,000	5.79%
Morgan Stanley	27,871,800	21,309,531	4.87%
Goldman Sachs Group, Inc.	28,954,200	20,400,650	4.66%

PGIM ESG Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Corporate Bond (continued):
Reference Entity	Shares	Market Value	% of Total Index Value
Citigroup, Inc.	26,654,100	$19,055,572	4.35%
AT&T, Inc.	24,354,000	16,851,724	3.85%
Verizon Communications, Inc.	20,024,400	14,764,640	3.37%
Anheuser-Busch InBev Worldwide, Inc.	15,694,800	14,399,194	3.29%
Comcast Corp.	19,889,100	13,359,464	3.05%
Oracle Corp.	15,559,500	11,906,465	2.72%
Apple, Inc.	16,236,000	11,432,652	2.61%
Abbvie, Inc.	10,282,800	8,910,782	2.04%
Microsoft Corp.	10,553,400	7,813,132	1.78%
CVS Health Corp.	9,200,400	7,707,594	1.76%
Amazon.com, Inc.	10,147,500	7,498,375	1.71%
UnitedHealth Group, Inc.	8,523,900	6,328,807	1.45%
Visa, Inc.	9,335,700	5,738,318	1.31%
Shell International Finance BV	6,900,300	5,131,155	1.17%
Intel Corp.	7,441,500	5,050,367	1.15%
The Walt Disney Co.	6,494,400	5,032,123	1.15%
T-Mobile USA, Inc.	7,035,600	4,993,933	1.14%
Broadcom, Inc.	6,629,700	4,946,705	1.13%
Home Depot, Inc.	7,982,700	4,940,530	1.13%
ExxonMobil Corp.	6,223,800	4,843,263	1.11%
Telefonica Emisiones, S.A.U.	5,412,000	4,603,994	1.05%
Pfizer, Inc.	6,494,400	4,550,488	1.04%
Amgen, Inc.	6,765,000	4,469,317	1.02%
General Motors Co.	4,870,800	4,335,757	0.99%
Bristol-Myers Squibb Co.	6,494,400	4,151,036	0.95%
Cigna Corp.	5,547,300	4,051,358	0.93%
Enterprise Products Operating LLC	5,412,000	3,907,971	0.89%
Intercontinental Exchange, Inc.	5,547,300	3,844,908	0.88%
B.A.T. Capital Corp.	5,547,300	3,815,747	0.87%
PepsiCo, Inc.	4,464,900	3,778,852	0.86%
Raytheon Technologies Corp.	5,682,600	3,759,869	0.86%
Altria Group, Inc.	5,412,000	3,711,968	0.85%
Pacific Gas & Electric Co.	4,600,200	3,701,621	0.85%
Gilead Sciences, Inc.	5,276,700	3,566,215	0.81%
Johnson & Johnson	5,276,700	3,492,182	0.80%
Vodafone Group PLC	4,194,300	3,401,951	0.78%
McDonald’s Corp.	3,788,400	3,300,703	0.75%
The Coca-Cola Co.	4,194,300	3,185,156	0.73%
BP Capital Markets America, Inc.	4,194,300	3,024,462	0.69%
FedEx Corp.	3,111,900	3,017,250	0.69%
Elevance Health, Inc.	3,788,400	2,931,040	0.67%
American International Group, Inc.	3,111,900	2,674,972	0.61%
Union Pacific Corp.	3,653,100	2,555,163	0.58%

PGIM ESG Total Return Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Corporate Bond (continued):
Reference Entity	Shares	Market Value	% of Total Index Value
International Business Machines Corp.	3,788,400	$2,550,471	0.58%
Berkshire Hathaway Finance Corp.	3,923,700	2,549,782	0.58%
Simon Property Group LP	3,382,500	2,515,637	0.57%
		$370,640,825
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).